Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Other Receivables
	December 31,	December 31,
	2020	2019
	$’000	$’000
Recoverable value added tax ("VAT")	$722	$1,226
Other receivables	2,822	2,588
Total	$3,544	$3,814